NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands, except share and per share data).

	Years Ended
	December 31,
	2021	2020
Numerator:
Net loss	$(124,213)	$(21,531)
Net loss attributable to ordinary shareholders	$(124,213)	$(21,531)
Denominator:
Weighted-average ordinary shares outstanding, Class A	173,157,272	138,886,157
Net loss per share attributable to common stockholders, basic and diluted, Class A	$(0.67)	$(0.16)
Weighted-average ordinary shares outstanding, Class B	12,167,200	$—
Net loss per share attributable to common stockholders, basic and diluted, Class B	$(0.67)	$—

Schedule of weighted-average outstanding common stock equivalents excluded from the computation of diluted net loss per share

	December 31,
	2021	2020

Founders Preferred shares	—	484,912
Series A-1 convertible preferred shares	—	10,902,511
Series A-2 convertible preferred shares	—	16,026,810
Series A-3 convertible preferred shares	—	7,413,655
Series A-4 convertible preferred shares	—	1,762,026
Series A-5 convertible preferred shares	—	7,995,163
Series A-6 convertible preferred shares	—	10,881,463
Series A-7 convertible preferred shares	—	45,162,477
Series B convertible preferred shares	—	97,945,841
Series C convertible preferred shares	—	62,492,365
Options issued and outstanding	17,675,097	25,417,375
Warrants issued and outstanding	23,153,267	—
Restricted stock units	9,621,113	—
Common stock units	1,481,065	—
Performance stock units	44,715,756	—
Total	96,646,298	286,484,598